TAXATION - Reconciliation (Details) - China	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(1.00%)	(8.00%)	(2.00%)
Tax effect of preferential tax rate for small enterprises	5.00%	(5.00%)	0.00%
Tax effect of non-deductible expenses	29.00%	(2.00%)	9.00%
Tax effect of non-taxable income	19.00%	2.00%	(9.00%)
Tax effect of tax-exempt entities	(20.00%)	17.00%	0.00%
Tax effect of deemed profit	0.00%	0.00%	(2.00%)
Tax effect of short term investment	0.00%	0.00%	3.00%
Deferred tax effect of tax rate change	47.00%	(35.00%)	0.00%
Changes in valuation allowance	(106.00%)	(9.00%)	(16.00%)
Effective tax rate	(2.00%)	(15.00%)	8.00%